CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the form of the prospectuses and statement of additional information used with respect to Neuberger Berman Equity Income Fund, Neuberger Berman Premier Analysts Fund, Neuberger Berman Premier Convergence Fund, Neuberger Berman Premier Dividend Fund, and Neuberger Berman Premier Energy Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 124 ("Amendment No. 124") to the Registrant's Registration Statement and (c) that Amendment No. 124 was filed electronically.







Dated:   10/13/06                           By:    /s/ Claudia A. Brandon
                                                   -----------------------
                                                       Claudia A. Brandon
                                                       Secretary